Redemption liabilities arising from preferred shares (Details) - Series A Preferred Shares	Jul. 31, 2025 USD ($) item shares
Trade and other payables
Number of investors | item	4
Number of shares issued | shares	47,632,778
Issue price | $	$ 59,426,000